Asset transfers (Tables)	12 Months Ended
Dec. 31, 2021
Asset transfers
Schedule of Assets subject to securities repurchase agreements or security lending transactions

	2021	2020
The following assets have failed derecognition (1)	£m	£m
Trading assets	13,084	20,526
Loans to bank - amortised cost	38	5
Loans to customers - amortised cost	1,837	39
Other financial assets	11,746	11,542
Total	26,705	32,112

(1)	Associated liabilities were £24,747 million (2020 - £31,932 million).

Schedule of assets pledged as collateral

	2021	2020
Assets pledged against liabilities	£m	£m
Trading assets	23,601	28,728
Loans to banks - amortised cost	62	49
Loans to customers - amortised cost	20,108	15,939
Other financial assets (1)	3,624	4,966
Total	47,395	49,682

(1)	Includes assets pledged for pension derivatives and stock borrowings.

Schedule of analysis of asset categories for those own-asset securitisations where the transferred assets continue to be recorded on NatWest Group's balance sheet

	2021				2020
		Debt Securities in issue				Debt Securities in issue
		Held by	Held by			Held by	Held by
		third	NatWest			third	NatWest
	Assets	parties	Group (1)	Total	Assets	parties	Group (1)	Total
Asset Type	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages - Rol	1,244	—	1,314	1,314	1,921	243	1,848	2,091
Cash deposits	42				146
	1,286				2,067

(1)	Debt securities retained by NatWest Group may be pledged with central banks.